Leases (Details) - Schedule of Supplemental Information Related to Operating Leases ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Schedule of Supplemental Information Related to Operating Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 139,742	$ 887	¥ 86,882	¥ 88,273
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	¥ 488,916	$ 3,103	¥ 9,573	¥ 347,445
Weighted average remaining lease term (in years)	4 years	4 years	1 year	14 years 2 months 12 days
Weighted average discount rate-operating lease (IBR)	2.95%	2.95%	2.91%	2.24%